Document and Entity Information	May 03, 2023
Document And Entity Information [Line Items]
Entity Address, Country	IE
Amendment Flag	true
Entity Central Index Key	0001757898
Document Type	8-K/A
Document Period End Date	May 03, 2023
Entity Registrant Name	STERIS plc
Entity Incorporation State Country Code	L2
Entity File Number	001-38848
Entity Tax Identification Number	98-1455064
Entity Address, Address Line One	70 Sir John Rogerson’s Quay
Entity Address, City or Town	Dublin 2
City Area Code	353
Local Phone Number	1 232 2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On May 3, 2023, STERIS plc (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) under Item 5.02, among others. The Original Form 8-K reported that the Board of Directors of the Company (the “Board”) increased its size from nine to ten on May 3, 2023, and elected Dr. Esther Alegria to serve as a Director effective as of that date. In accordance with the Instructions to Item 5.02 of Form 8-K, this Current Report on Form 8-K/A reports Dr. Alegria’s initial Board committee assignments. No other changes have been made to the Original Form 8-K.
Ordinary Shares [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares. $0.001 par value
Trading Symbol	STE
Security Exchange Name	NYSE
STE Two 700 Senior Notes Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.700% Senior Notes due 2031
Trading Symbol	STE/31
Security Exchange Name	NYSE
Two 700 Senior Notes Due 2051 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Senior Notes due 2051
Trading Symbol	ST/51
Security Exchange Name	NYSE